Investments Held at Fair Value - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 02, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Investments held at fair value [Line Items]
Gain/(loss) on deconsolidation of subsidiary			$ 0	$ 61,787
Financial assets			269,775		$ 479,146
Sale of investments held at fair value			292,672	0
Bristol Myers Squibb | Karuna
Investments held at fair value [Line Items]
Business combination, share price paid (in dollars per share)		$ 330
Vedanta
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments			(3,648)	(2,171)
Financial assets			10,505		14,153
Karuna
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments			11,813	21,458
Financial assets					$ 280,708
Number of associate's common stock held at fair value					886,885
Proportion of ownership interest in investee (as a percent)					2.30%
Karuna | Sale of investment held at fair value
Investments held at fair value [Line Items]
Sale of investments held at fair value		$ 292,672
Karuna | Sale of investment held at fair value | Common
Investments held at fair value [Line Items]
Sale of equity instruments in other entities (in shares)		886,885,000
Sonde
Investments held at fair value [Line Items]
Financial assets			10,571		$ 10,408
Vor
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments			(3,340)	(9,512)
Financial assets			2,672		6,012
Akili (Common)
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments			(985)	(354)
Financial assets			5,437		6,422
Akili (Common) | Sale of investment held at fair value
Investments held at fair value [Line Items]
Sale of investments held at fair value	$ 5,437
Akili (Common) | Sale of investment held at fair value | Common
Investments held at fair value [Line Items]
Sale of equity instruments in other entities (in shares)	12,527,476
Sonde
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments			163	(167)
Equity method loss			3,357	$ 1,537
Investments in associates accounted for using equity method			$ 0		3,185
Reduced amount					$ 10,399